Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 188,717,221	$ 108,346,014
Less: allowance for credit losses	(1,886,935)	(1,040,434)	$ (1,244,662)
Accounts receivable, net	$ 186,830,286	$ 107,305,580